LEASES - Rigit-of-use lease asset by type (Details) - USD ($)	Dec. 31, 2019	Jul. 01, 2019
Right-of-use leased asset
Right of use asset	$ 807,833
Gross carrying amount
Right-of-use leased asset
Right of use asset	1,874,908	$ 1,523,177
Gross carrying amount | Machinery and equipment
Right-of-use leased asset
Right of use asset	413,321	413,321
Gross carrying amount | Vehicles
Right-of-use leased asset
Right of use asset	384,438	384,438
Gross carrying amount | Computer equipment and software
Right-of-use leased asset
Right of use asset	390,125	390,125
Gross carrying amount | Land and buildings
Right-of-use leased asset
Right of use asset	$ 687,024	$ 335,293